Semiannual Report



                  VALUE

                  FUND

                 ---------------
                  JUNE 30, 1998
                 ---------------







[LOGO OF T. ROWE PRICE APPEARS HERE]

  Report Highlights
  ------------------------------------------------------------------------------
  Value Fund

 . Stocks continued their strong performance over the first half, but the environment grew challenging for value funds.

 . Large-cap growth stocks with high valuations posted the strongest gains, while value stocks were generally out of favor.

 . Fund results trailed the S&P 500 and the Lipper average for the 6- and 12-month periods ended June 30, as several key holdings did not perform well.

 . While we are disappointed with short-term results, performance since the fund's inception has been strong, and our investment approach should continue to benefit shareholders over time.

 . We still believe that the powerful stock market returns of recent years are likely to moderate, and we will continue to seek sound investments as opportunities arise.

FELLOW SHAREHOLDERS

The equity market performed very well in the first half of 1998 as low inflation, a benign interest rate environment, and generally healthy corporate earnings provided fuel for the advance. As the first half progressed and signs of a slowdown in economic growth appeared, the environment grew increasingly challenging for value funds such as yours.

    ------------------------
     PERFORMANCE COMPARISON
    ---------------------------------------------------------------------------
     Periods Ended 6/30/98                             6 Months      12 Months
     --------------------------------------------------------------------------
     Value Fund                                           8.52%         19.69%
     ..........................................................................
     S&P 500                                             17.71          30.16
     ..........................................................................
     Lipper Growth & Income
     Funds Average                                       12.11          22.86
     ..........................................................................

           Since your fund's birth on September 30, 1994, value investing has been an extremely rewarding strategy. The fund generated an average annual return of 29.02% over this period and 26.88% for the three years ended June 30, 1998, compared with 24.74% for its Lipper peer group average. However, the first six months of 1998 were disappointing, as the fund lagged both the Lipper Growth & Income Funds Average and the S&P 500. Growth and income funds generally had difficulty keeping up with the broad market advance, and our shortfall relative to the Lipper benchmark was attributable to several factors, which we will discuss in detail.


     DIVIDEND DISTRIBUTIONS

           Your Board of Trustees declared a second quarter income dividend of $0.05 per share, bringing your 1998 income distribution total to $0.09 per share. This distribution was paid on June 29 to shareholders of record on June 25. You should have already received your check or statement reflecting the second quarter dividend.


     PORTFOLIO REVIEW

           We emphasize investments in companies we determine to be undervalued in terms of price/earnings, price/cash flow, and price/asset ratios,

------------------------
 Sector Diversification
--------------------------------------------------------------------------------

                           [PIE CHART APPEARS HERE]

 Consumer Nondurables                                                     18%
 Financial                                                                15%
 Consumer Services                                                        14%
 Technology                                                               12%
 Energy                                                                   10%
 Process Industry                                                          8%
 Business Services and Transportation                                      6%
 Others and Reserves                                                      17%

 Based on net assets as of 6/30/98.


     replacement value calculations, or other analytical frameworks. Many of our holdings are contrarian in nature, since we purchase shares of companies that have been out of favor and undervalued, in our view, in the marketplace. We believe companies meeting our criteria provide an attractive combination of limited downside risk and reasonable upside potential.

     During the first half of the year, our value approach to investing did not work as well as in the past. Why? In terms of "sins of omission," companies we did not own would have made better investments, in many cases. The market was led by fine companies with strong earnings growth but with higher price/earnings multiples than are appropriate in a value fund. In brief, the types of stocks that powered the broad market were not those that met our criteria for attractive stock price valuations and, therefore, are unlikely to find their way into the Value Fund.

     Regarding "sins of commission," several holdings we viewed as attractive when we purchased them were disappointing for a variety of reasons. Portfolio stocks such as Loews, Polaroid, RJR Nabisco, and Union Pacific were notable underperformers in the first half. The combination of not being able to acquire many of the companies that led the market advance, and owning a handful of stocks with company-specific disappointments, was the primary reason your fund trailed its Lipper benchmark.

     However, several positions did work out well. Two companies cited in our year-end report, United States Surgical and Waste Management, are being acquired by other firms at significant premiums to our cost. Several other holdings, including Union Texas Petroleum and 360 Communications, were also taken over at prices higher than our cost basis. As far as portfolio changes are concerned, the largest sales were of companies in which we accomplished our original mission to generate good risk-adjusted returns by investing in companies we felt were undervalued in the marketplace. New purchases so far in 1998 include Toys "R" Us, Motorola, Phelps Dodge, and Amoco, companies whose shares were selling at attractive valuations, according to our criteria, and offer good potential for price gains over the next 12 months or longer.

SUMMARY AND OUTLOOK

     There will always be periods when growth stocks surpass value stocks, but we remain confident about the viability of our investment approach, the appeal of the fund's holdings, and their potential to provide good results over the long term.

     As mentioned in previous reports, we have felt for some time that the stock market returns of the past few years are unsustainable and should begin to moderate at some point. After several consecutive years of powerful returns, the share prices of many companies have been pushed to extended levels, in our view. However, we are confident that, whatever type of environment we face, we will be able to find attractively valued investment opportunities on your behalf.

     As always we appreciate your continued confidence and support.


     Respectfully submitted,

     /s/ Brian C. Rogers

     Brian C. Rogers
     President and Chairman of the Investment Advisory Committee

     July 24, 1998

T. Rowe Price Value Fund
-------------------------------------------------------------------------------

-----------------------
Portfolio Highlights
-------------------------------------------------------------------------------

    MAJOR PORTFOLIO CHANGES

    LISTED IN DESCENDING ORDER OF SIZE


    6 Months Ended 6/30/98

    Ten Largest Purchases                       Ten Largest Sales
    ---------------------------------------------------------------------------
    Toys "R" Us *                               ALCATEL ALSTHOM **
    ......................................      ...............................
    Motorola *                                  Union Texas Petroleum **
    ......................................      ...............................
    Starwood Hotels & Resorts *                 Allergan **
    ......................................      ...............................
    Phelps Dodge *                              Black & Decker **
    ......................................      ...............................
    Allegheny Teledyne                          Burlington Northern Santa Fe **
    ......................................      ...............................
    Amoco *                                     AT&T **
    ......................................      ...............................
    Pennzoil *                                  Intuit **
    ......................................      ...............................
    General Signal *                            Harris
    ......................................      ...............................
    GM *                                        NIKE **
    ......................................      ...............................
    Browning-Ferris *                           St. Jude Medical **
    ......................................      ...............................



      *    Position added

      **   Position eliminated

T. Rowe Price Value Fund
-------------------------------------------------------------------------------


-----------------------
PORTFOLIO HIGHLIGHTS
-------------------------------------------------------------------------------



  TWENTY-FIVE LARGEST HOLDINGS
                                                                    Percent of
                                                                    Net Assets
                                                                       6/30/98
-------------------------------------------------------------------------------

    Toys "R" Us                                                           1.6%
  ............................................................................
    Loews                                                                 1.5
  ............................................................................
    Great Lakes Chemical                                                  1.4
  ............................................................................
    United States Surgical                                                1.4
  ............................................................................
    Hercules                                                              1.4
  ----------------------------------------------------------------------------

    Amerada Hess                                                          1.4
  ............................................................................
    Starwood Hotels & Resorts                                             1.3
  ............................................................................
    Fortune Brands                                                        1.3
  ............................................................................
    Amoco                                                                 1.3
  ............................................................................
    Allegheny Teledyne                                                    1.3
  ----------------------------------------------------------------------------

    Phelps Dodge                                                          1.3
  ............................................................................
    Union Pacific Resources                                               1.2
  ............................................................................
    Browning-Ferris                                                       1.2
  ............................................................................
    Raytheon                                                              1.2
  ............................................................................
    Inco                                                                  1.1
  ----------------------------------------------------------------------------

    Owens Corning                                                         1.1
  ............................................................................
    Viacom                                                                1.1
  ............................................................................
    GM                                                                    1.1
  ............................................................................
    Tupperware                                                            1.1
  ............................................................................
    Norfolk Southern                                                      1.1
  ----------------------------------------------------------------------------

    Champion International                                                1.1
  ............................................................................
    Hasbro                                                                1.1
  ............................................................................
    First Union                                                           1.1
  ............................................................................
    Burlington Resources                                                  1.1
  ............................................................................
    360 Communications                                                    1.1
  ----------------------------------------------------------------------------

    Total                                                                30.9%

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

-------------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

    This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.

    VALUE FUND
    ---------------------------------------------------------------------------
    As of 6/30/98
                           [LINE GRAPH APPEARS HERE]

                           S&P 500 Index             Value Fund-Line
         9/30/94                    10,000                    10,000
          Jun-95                    12,019                    12,723
          Jun-96                    15,144                    16,413
          Jun-97                    20,399                    21,713
          Jun-98                    26,552                    25,989

---------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

    This table shows how the fund would have performed if its actual (or cumulative) returns for the periods shown had been earned at a constant rate each year.


                                                            Since     Inception
    Periods Ended 6/30/98         1 Year    3 Years     Inception          Date
    ----------------------------------------------------------------------------
    Value Fund                    19.69%     26.88%        29.02%       9/30/94
    ............................................................................

    Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Unaudited

----------------------
Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                           6 Months           Year                                        9/30/94
                                                              Ended          Ended                                        Through
                                                            6/30/98       12/31/97       12/31/96        12/31/95        12/31/94
NET ASSET VALUE
Beginning of period                                       $   18.24      $   15.76      $   13.21       $   10.24       $   10.00
                                                          ------------------------------------------------------------------------
Investment activities
 Net investment income                                         0.09           0.21           0.27*           0.27*           0.08*
 Net realized and unrealized gain (loss)                       1.47           4.31           3.45            3.78            0.23
                                                          -------------------------------------------------------------------------

 Total from investment activities                              1.56           4.52           3.72            4.05            0.31
                                                          -------------------------------------------------------------------------

Distributions
 Net investment income                                        (0.09)         (0.21)         (0.26)          (0.26)          (0.07)

 Net realized gain                                            (0.15)         (1.83)         (0.91)          (0.82)            -
                                                          -------------------------------------------------------------------------


 Total distributions                                          (0.24)         (2.04)         (1.17)          (1.08)          (0.07)
                                                          -------------------------------------------------------------------------

NET ASSET VALUE
End of period                                             $   19.56      $   18.24      $   15.76       $   13.21       $   10.24
                                                          -------------------------------------------------------------------------

Ratios/Supplemental Data

Total return ++                                                8.52%         29.25%         28.51%*         39.85%*          3.10%*
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets                                             0.98%+         1.05%          1.10%*          1.10%*          1.10%*+
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets                                                     1.02%+         1.26%          1.71%*          2.03%*          3.16%*+
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        30.7%          67.2%          68.0%           89.7%           30.8%+
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                             $895,457       $546,375       $197,846       $  46,582          $8,850
-----------------------------------------------------------------------------------------------------------------------------------



++ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 12/31/96.

+    Annualized.



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998


Statement Of Net Assets                               Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands

   COMMON STOCKS 95.1%


   FINANCIAL 15.0%

   Bank and Trust 5.5%

   First Chicago NBD                                     100,000   $      8,862
   .............................................................................
   First Union                                           167,000          9,728
   .............................................................................
   Mellon Bank                                           105,000          7,311
   .............................................................................
   Mercantile Bancorporation                             100,000          5,038
   .............................................................................
   NationsBank                                           125,000          9,562
   .............................................................................
   Union Planters                                        150,000          8,822
   .............................................................................
                                                                         49,323
                                                                   .............
   Insurance 8.7%

   EXEL                                                  100,000          7,781
   .............................................................................
   Loews                                                 150,000         13,069
   .............................................................................
   Mid Ocean Limited                                      80,000          6,280
   .............................................................................
   Ohio Casualty                                         200,000          8,838
   .............................................................................
   PartnerRe Holdings                                    150,000          7,650
   .............................................................................
   SAFECO                                                200,000          9,081
   .............................................................................
   St. Paul Companies                                    100,000          4,206
   .............................................................................
   Transamerica                                           75,000          8,634
   .............................................................................
   W. R. Berkley                                          90,000          3,608
   .............................................................................
   Willis-Corroon ADR                                    650,000          8,166
   .............................................................................
                                                                         77,313
                                                                   .............
   Financial Services 0.8%

   Leucadia National                                     225,000          7,439
   .............................................................................
                                                                          7,439
                                                                   .............
   Total Financial                                                      134,075
                                                                   .............

   UTILITIES 2.5%

   Telephone Services 1.1%

   360 Communications *                                  300,000          9,600
   .............................................................................
                                                                          9,600
                                                                   .............

   Electric Utilities 1.4%
   .............................................................................
   Niagara Mohawk *                                      500,000          7,469
   .............................................................................
   Unicom                                                150,000          5,259
   .............................................................................
                                                                         12,728
                                                                   .............
   Total Utilities                                                       22,328
                                                                   .............

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------



                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands




   CONSUMER NONDURABLES 17.9%

   Beverages  0.6%

   Brown-Forman (Class B)                              85,000      $     5,461
   .............................................................................
                                                                         5,461
                                                                   .............
   Food Processing  2.5%

   ConAgra                                            300,000            9,506
   .............................................................................
   McCormick                                          220,000            7,858
   .............................................................................
   Whitman                                            225,000            5,161
   .............................................................................
                                                                        22,525
                                                                   .............
   Hospital Supplies/Hospital Management 3.0%

   Columbia/HCA Healthcare                            175,000            5,097
   .............................................................................
   Oxford Health Plans *                              350,000            5,370
   .............................................................................
   Smith & Nephew (GBP)                             1,500,000            3,744
   .............................................................................
   United States Surgical                             275,000           12,547
   .............................................................................
                                                                        26,758
                                                                   .............
   Pharmaceuticals 2.3%

   Amgen *                                             91,300            5,971
   .............................................................................
   Pharmacia & Upjohn                                 150,000            6,919
   .............................................................................
   Teva Pharmaceutical Industries ADR                 225,000            7,917
   .............................................................................
                                                                        20,807
                                                                   .............
   Health Care Services 1.5%

   Aetna                                              125,000            9,516
   .............................................................................
   Medpartners *                                      450,000            3,600
   .............................................................................
                                                                        13,116
                                                                   .............
   Miscellaneous Consumer Products  8.0%

   Armstrong World                                    125,000            8,422
   .............................................................................
   Fortune Brands                                     300,000           11,532
   .............................................................................
   Hasbro                                             250,000            9,828
   .............................................................................
   Reebok *                                           150,000            4,153
   .............................................................................
   RJR Nabisco                                        375,000            8,906
   .............................................................................
   Rubbermaid                                         225,000            7,467
   .............................................................................
   Seagram                                            225,000            9,211
   .............................................................................
   Tomkins (GBP)                                    1,000,000            5,431
   .............................................................................
   UST                                                250,000            6,750
   .............................................................................
                                                                        71,700
                                                                   .............
   Total Consumer Nondurables                                          160,367
                                                                   .............

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------



                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands




   CONSUMER SERVICES  13.2%

   Restaurants  0.9%

   Tricon Global Restaurants *                        250,000      $     7,922
   .............................................................................
                                                                         7,922
                                                                   .............
   General Merchandisers  1.6%
   .............................................................................
   Dillards (Class A)                                 175,000            7,252
   .............................................................................
   Neiman-Marcus *                                    175,000            7,601
   .............................................................................
                                                                        14,853
                                                                  ..............
   Specialty Merchandisers  3.1%

   American Stores                                    150,000            3,628
   .............................................................................
   Toys "R" Us *                                      600,000           14,138
   .............................................................................
   Tupperware                                         350,000            9,844
   .............................................................................
                                                                        27,610
                                                                  ..............
   Entertainment and Leisure  4.5%
   .............................................................................
   Circus Circus *                                    400,000            6,775
   .............................................................................
   Harrah's Entertainment *                           235,500            5,475
   .............................................................................
   Hilton                                             261,600            7,456
   .............................................................................
   Hutchison Whampoa (HKD)                            796,100            4,202
   .............................................................................
   Reader's Digest (Class A)                          225,000            6,103
   .............................................................................
   Viacom (Class B) *                                 175,000           10,194
   .............................................................................
                                                                        40,205
                                                                  ..............
   Media and Communications  3.1%

   CBS                                                200,000            6,350
   .............................................................................
   Chris-Craft *                                      123,600            6,759
   .............................................................................
   News Corporation                                   200,000            6,425
   .............................................................................
   Valassis Communications *                          220,000            8,484
   .............................................................................
                                                                        28,018
                                                                  ..............
   Total Consumer Services                                             118,608
                                                                  ..............

   CONSUMER CYCLICALS  5.2%

   Automobiles and Related  1.1%

   GM                                                 150,000           10,022
   .............................................................................
                                                                        10,022
                                                                  ..............
   Building and Real Estate  2.5%

   Owens Corning                                      250,000           10,203
   .............................................................................
   Starwood Hotels & Resorts, REIT                    250,000           12,078
   .............................................................................
                                                                        22,281
                                                                  ..............

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------



                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

   Miscellaneous Consumer Durables  1.6%

   Eastman Kodak                                       75,000      $     5,480
   .............................................................................
   Imation *                                          200,000            3,313
   .............................................................................
   Polaroid                                           150,000            5,334
   .............................................................................
                                                                        14,127
                                                                   .............
   Total Consumer Cyclicals                                             46,430
                                                                   .............

   TECHNOLOGY  11.7%

   Electronic Components  2.3%

   Analog Devices *                                   250,000            6,141
   .............................................................................
   Motorola                                           175,000            9,198
   .............................................................................
   Texas Instruments                                  100,000            5,831
   .............................................................................
                                                                        21,170
                                                                   .............
   Electronic Systems  2.0%

   General Signal                                     250,000            9,000
   .............................................................................
   Hewlett-Packard                                    150,000            8,981
   .............................................................................
                                                                        17,981
                                                                   .............
   Telecommunications Equipment  2.2%

   3Com *                                             250,000            7,680
   .............................................................................
   Harris                                             150,000            6,703
   .............................................................................
   Telebras ADR                                        46,800            5,110
   .............................................................................
                                                                        19,493
                                                                   .............
   Aerospace and Defense  5.2%

   Allegheny Teledyne                                 500,000           11,438
   .............................................................................
   AlliedSignal                                       200,000            8,875
   .............................................................................
   Boeing                                             175,000            7,798
   .............................................................................
   Lockheed Martin                                     75,000            7,941
   .............................................................................
   Raytheon (Class B)                                 175,000           10,347
   .............................................................................
                                                                        46,399
                                                                   .............
   Total Technology                                                    105,043
                                                                   .............

   CAPITAL EQUIPMENT  0.8%

   Machinery  0.8%

   FMC *                                              100,000            6,819
   .............................................................................
   Total Capital Equipment                                               6,819

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------



                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

BUSINESS SERVICES AND
TRANSPORTATION 5.9%

Computer Service and Software 1.5%

First Data                                                 200,000  $     6,663
 ................................................................................
NCR *                                                      200,000        6,500
 ................................................................................
                                                                         13,163
                                                                    ............
Miscellaneous Business Services  2.6%

Browning-Ferris                                            300,000       10,425
 ................................................................................
H&R Block                                                  100,000        4,212
 ................................................................................
Waste Management                                           250,000        8,750
 ................................................................................
                                                                         23,387
                                                                    ............
Railroads 1.8%

Norfolk Southern                                           330,000        9,838
 ................................................................................
Union Pacific                                              150,000        6,619
 ................................................................................
                                                                         16,457
                                                                    ............
Total Business Services and Transportation                               53,007
                                                                    ............

ENERGY 9.5%

Energy Services 0.7%

Witco                                                      200,000        5,850
 ................................................................................
                                                                          5,850
                                                                    ............
Exploration and Production 3.3%

Burlington Resources                                       225,000        9,689
 ................................................................................
Pioneer Natural Resources                                  400,000        9,550
 ................................................................................
Union Pacific Resources                                    600,000       10,538
 ................................................................................
                                                                         29,777
                                                                    ............
Integrated Petroleum - Domestic 4.2%

Amerada Hess                                               225,000       12,220
 ................................................................................
Murphy Oil                                                 175,000        8,870
 ................................................................................
Occidental Petroleum                                       300,000        8,100
 ................................................................................
Pennzoil                                                   175,000        8,860
 ................................................................................
                                                                         38,050
                                                                    ............
Integrated Petroleum - International 1.3%

Amoco                                                      275,000       11,447
 ................................................................................
                                                                         11,447
                                                                    ............
Total Energy                                                             85,124
                                                                    ............

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------



                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

PROCESS INDUSTRIES 8.3%

Diversified Chemicals 2.3%

Hercules                                                   300,000 $     12,337
 ................................................................................
Union Carbide                                              160,000        8,540
 ................................................................................
                                                                         20,877
                                                                   .............
Specialty Chemicals 2.2%

Betz Laboratories                                          150,000        6,206
 ................................................................................
Great Lakes Chemical                                       325,000       12,817
 ................................................................................
Octel *                                                     50,000          994
 ................................................................................
                                                                         20,017
                                                                   .............
Paper and Paper Products 2.5%

Champion International                                     200,000        9,838
 ................................................................................
Kimberly-Clark                                             150,000        6,881
 ................................................................................
Mead                                                       175,000        5,556
 ................................................................................
                                                                         22,275
                                                                   .............
Forest Products 1.3%

Georgia-Pacific                                            125,000        7,367
 ................................................................................
Macmillan Bloedel                                          400,000        4,288
 ................................................................................
                                                                         11,655
                                                                   .............
Total Process Industries                                                 74,824
                                                                   .............


BASIC MATERIALS 4.1%

Metals 2.4%

Inco                                                       750,000       10,219
 ................................................................................
Phelps Dodge                                               200,000       11,437
 ................................................................................
                                                                         21,656
                                                                   .............
Mining 1.7%

Newmont Mining                                             375,000        8,859
 ................................................................................
WMC (AUD)                                                2,000,000        6,034
 ................................................................................
                                                                         14,893
                                                                   .............
Total Basic Materials                                                    36,549
                                                                   .............
Miscellaneous Common Stock 1.0%                                           8,946
                                                                   .............

Total Common Stocks (Cost $805,208)                                     852,120
                                                                   .............

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------

                                                                        Shares/Par         Value
-------------------------------------------------------------------------------------------------
                                                                                    In thousands
      SHORT-TERM INVESTMENTS 3.6%

      Money Market Funds 3.6%
      Reserve Investment Fund, 5.69% #                                  32,115,997  $     32,116
      ...........................................................................................

      Total Short-Term Investments (Cost $32,116)                                         32,116
                                                                                    .............

 Total Investments in Securities

 98.7% of Net Assets (Cost $837,324)                                                $    884,236

 Other Assets Less Liabilities                                                            11,221
                                                                                    .............

 NET ASSETS                                                                         $    895,457
                                                                                    -------------
 Net Assets Consist of:

 Accumulated net investment income - net of distributions                           $        152
 Accumulated net realized gain/loss - net of distributions                                45,008
 Net unrealized gain (loss)                                                               46,917
 Paid-in-capital applicable to 45,780,022 shares of $0.0001 par
 value capital stock outstanding; 1,000,000,000 shares authorized                        803,380
                                                                                    .............

 NET ASSETS                                                                         $    895,457
                                                                                    -------------

 NET ASSET VALUE PER SHARE                                                          $      19.56
                                                                                    -------------



    #  Seven-day yield
    *  Non-income producing
  ADR  American Depository Receipt
 REIT  Real Estate Investment Trust
  AUD  Australian dollar
  GBP  British sterling
  HKD  Hong Kong dollar


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
Unaudited

-------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 In thousands

                                                                      6 Months
                                                                         Ended
                                                                       6/30/98

  Investment Income

  Income
   Dividend                                                       $      5,756
   Interest                                                              1,822
                                                                  .............
   Total income                                                          7,578
                                                                  .............
  Expenses
   Investment management                                                 2,533
   Shareholder servicing                                                   891
   Registration                                                            149
   Prospectus and shareholder reports                                       59
   Custody and accounting                                                   50
   Legal and audit                                                           7
   Directors                                                                 4
   Miscellaneous                                                            31
                                                                  .............
   Total expenses                                                        3,724
                                                                  .............
  Net investment income                                                  3,854
                                                                  .............

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)
   Securities                                                           44,640
   Foreign currency transactions                                          (110)
                                                                  .............
   Net realized gain (loss)                                             44,530
                                                                  .............
  Change in net unrealized gain or loss
   Securities                                                              783
   Other assets and liabilities
   denominated in foreign currencies                                         8
                                                                  .............
   Change in net unrealized gain or loss                                   791
                                                                  .............
  Net realized and unrealized gain (loss)                               45,321
                                                                  .............

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $     49,175
                                                                  ------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
Unaudited

------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 In thousands

                                                      6 Months           Year
                                                         Ended          Ended
                                                       6/30/98       12/31/97
  Increase (Decrease) in Net Assets

  Operations
   Net investment income                            $    3,854    $     4,492
   Net realized gain (loss)                             44,530         50,739
   Change in net unrealized gain or loss                   791         29,089
                                                    ...........................
   Increase (decrease) in net assets from
   operations                                           49,175         84,320
                                                    ...........................

  Distributions to shareholders
   Net investment income                                (3,832)        (4,372)
   Net realized gain                                    (5,800)       (47,279)
                                                    ...........................
   Decrease in net assets from distributions            (9,632)       (51,651)
                                                    ...........................

  Capital share transactions *
   Shares sold                                         427,830        395,564
   Distributions reinvested                              9,267         50,164
   Shares redeemed                                    (127,558)      (129,868)
                                                    ...........................

   Increase (decrease) in net assets from capital
   share transactions                                  309,539        315,860
                                                    ...........................

  Net Assets

  Increase (decrease) during period                    349,082        348,529
  Beginning of period                                  546,375        197,846
                                                    ...........................

  End of period                                     $  895,457     $  546,375
                                                    ---------------------------

* Share information
   Shares sold                                           21,908         21,897
   Distributions reinvested                                 462          2,810
   Shares redeemed                                       (6,540)        (7,310)
                                                    ...........................
   Increase (decrease) in shares outstanding             15,830         17,397



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 1998

---------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Value Fund , Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on September 30, 1994.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------


     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.


NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $523,269,000 and $214,793,000, respectively, for the six months ended June 30, 1998.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $837,324,000, and net unrealized gain aggregated $46,912,000, of which $92,859,000 related to appreciated investments and $45,947,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $489,000 was payable at June 30, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1998, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------



     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $763,000 for the six months ended June 30, 1998, of which $132,000 was payable at period-end.

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $1,816,000 and are reflected as interest income in the accompanying Statement of Operations.

     During the six months ended June 30, 1998, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $3,067,000 with certain affiliates of the manager and paid commissions of $15,000 related thereto.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


      INVESTMENT SERVICES AND INFORMATION


          KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

          In Person  Available in T. Rowe Price Investor Centers.


          ACCOUNT SERVICES

          Checking Available on most fixed income funds ($500 minimum).

          Automatic Investing From your bank account or paycheck.

          Automatic Withdrawal  Scheduled, automatic redemptions.

          Distribution Options Reinvest all, some, or none of your distributions.

          Automated 24-Hour Services Including Tele*Access/R/and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


          DISCOUNT BROKERAGE*

          Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


          INVESTMENT INFORMATION

          Combined Statement  Overview of all your accounts with T. Rowe Price.

          Shareholder Reports Fund managers' reviews of their strategies and results.

          T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

          Performance Update Quarterly review of all T. Rowe Price fund results.

          Insights Educational reports on investment strategies and financial markets.

          Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

          *A division of T. Rowe Price Investment Services, Inc. Member
           NASD/SIPC.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
 ................................................................................

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500*
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications**
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons***
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value***
Spectrum Growth
Total Equity Market Index
Value

International/Global

Emerging Markets Stock
European Stock
Global Stock
International Discovery
International Stock
Japan
Latin America
New Asia
Spectrum International


BOND FUNDS
 ................................................................................

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Short-Term U.S. Government
Spectrum Income
Summit GNMA
Summit Limited-Term Bond
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Insured
Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Insured
Intermediate Bond
Tax-Free Short-Intermediate
Virginia Short-Term
Tax-Free Bond
Virginia Tax-Free Bond

 ................................................................................
International/Global

Emerging Markets Bond
Global Bond+
International Bond

MONEY MARKET FUNDS++
 ................................................................................

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

BLENDED ASSET FUNDS
 ................................................................................

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
 ................................................................................

Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio


  * Formerly named Equity Index.
 ** Formerly the closed-end New Age Media Fund. Converted to open-end status on
    7/28/97.
*** Closed to new investors.
  + Formerly named Global Government Bond.
 ++ Neither the funds nor their share prices are insured or guaranteed by the U.S. government.

Please call for a prospectus. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,     Investor Centers:
current balance, or to conduct          101 East Lombard St.
transactions, 24 hours, 7 days          Baltimore, MD 21202
a week, call Tele*Access/R/:
1-800-638-2587 toll free                T. Rowe Price
                                        Financial Center
For assistance                          10090 Red Run Blvd.
with your existing                      Owings Mills, MD 21117
fund account, call:
Shareholder Service Center              Farragut Square
1-800-225-5132 toll free                900 17th Street, N.W.
410-625-6500 Baltimore area             Washington, D.C. 20006

To open a Discount Brokerage            ARCO Tower
account or obtain information,          31st Floor
call: 1-800-638-5660 toll free          515 South Flower St.
                                        Los Angeles, CA 90071
Internet address:
www.troweprice.com                      4200 West Cypress St.
                                        10th Floor
T. Rowe Price Associates                Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Value Fund.








[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.           F07-051  6/30/98